DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

May 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.8%
Basic Materials - 4.1%
Chemicals - 2.3%
ASP Unifrax Holdings, Inc.
144A, 5.25%, 9/30/28	$25,000	$22,619
144A, 7.50%, 9/30/29 (a)	13,000	9,523
Axalta Coating Systems LLC,
144A, 3.375%, 2/15/29 (a)	21,000	18,522
Chemours Co.
5.375%, 5/15/27 (a)	8,000	7,968
144A, 5.75%, 11/15/28	35,000	34,576
144A, 4.625%, 11/15/29	18,000	16,313
Consolidated Energy Finance SA
144A, 6.50%, 5/15/26	12,000	12,028
144A, 5.625%, 10/15/28	16,000	14,670
NOVA Chemicals Corp.
144A, 5.25%, 6/1/27	33,000	32,158
144A, 4.25%, 5/15/29 (a)	18,000	16,025
Olympus Water US Holding Corp.
144A, 4.25%, 10/1/28	26,000	23,792
144A, 6.25%, 10/1/29	12,000	9,483
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	34,000	31,680
144A, 6.625%, 5/1/29	22,000	19,736
Tronox, Inc.,
144A, 4.625%, 3/15/29	34,000	31,239
Valvoline, Inc.
144A, 4.25%, 2/15/30	21,000	19,191
144A, 3.625%, 6/15/31	15,000	13,364
WR Grace Holdings LLC
144A, 4.875%, 6/15/27	23,000	21,528
144A, 5.625%, 8/15/29	36,000	29,610

(Cost $427,436)		384,025

Forest Products & Paper - 0.1%
Mercer International, Inc.,
5.125%, 2/1/29
(Cost $27,562)	27,000	24,759

Iron/Steel - 0.5%
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	22,000	22,768
144A, 8.00%, 11/1/27	20,000	20,645
144A, 8.50%, 5/1/30	19,000	19,303
United States Steel Corp.,
6.875%, 3/1/29 (a)	23,000	23,182

(Cost $85,643)		85,898

Mining - 1.2%
Arconic Corp.,
144A, 6.125%, 2/15/28	28,000	27,643
Constellium SE,
144A, 3.75%, 4/15/29	16,000	14,044
FMG Resources August 2006 Pty Ltd.
144A, 5.875%, 4/15/30	22,000	21,568
144A, 6.125%, 4/15/32	25,000	24,781
Hudbay Minerals, Inc.
144A, 4.50%, 4/1/26	17,000	15,140
144A, 6.125%, 4/1/29	20,000	17,960
Kaiser Aluminum Corp.
144A, 4.625%, 3/1/28	15,000	13,776
144A, 4.50%, 6/1/31	18,000	15,650
Novelis Corp.,
144A, 4.75%, 1/30/30	50,000	47,450

(Cost $214,605)		198,012

Communications - 21.0%
Advertising - 0.9%
Clear Channel Outdoor Holdings, Inc.
144A, 7.75%, 4/15/28	33,000	27,826
144A, 7.50%, 6/1/29	31,000	25,246
CMG Media Corp.,
144A, 8.875%, 12/15/27	32,000	29,064
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A, 5.00%, 8/15/27	20,000	18,851
144A, 4.25%, 1/15/29	16,000	13,833
144A, 4.625%, 3/15/30	16,000	13,769
Stagwell Global LLC,
144A, 5.625%, 8/15/29	34,000	30,636

(Cost $186,748)		159,225

Internet - 0.5%
Arches Buyer, Inc.,
144A, 6.125%, 12/1/28	16,000	13,464
Photo Holdings Merger Sub, Inc.,
144A, 8.50%, 10/1/26	24,000	20,454
Uber Technologies, Inc.,
144A, 4.50%, 8/15/29 (a)	47,000	42,460

(Cost $88,871)		76,378

Media - 10.8%
Altice Financing SA
144A, 5.00%, 1/15/28	38,000	34,459
144A, 5.75%, 8/15/29	64,000	57,394
AMC Networks, Inc.,
4.25%, 2/15/29 (a)	31,000	28,235
Audacy Capital Corp.
144A, 6.50%, 5/1/27	15,000	9,811
144A, 6.75%, 3/31/29 (a)	17,000	10,635
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 4.25%, 2/1/31	94,000	83,076
144A, 4.75%, 2/1/32	32,000	28,603
4.50%, 5/1/32	90,000	79,218
144A, 4.50%, 6/1/33	55,000	47,403
144A, 4.25%, 1/15/34	62,000	51,459
CSC Holdings LLC
144A, 5.375%, 2/1/28	31,000	29,505
144A, 7.50%, 4/1/28	32,000	29,819
144A, 6.50%, 2/1/29	55,000	54,119
144A, 5.75%, 1/15/30	70,000	58,054

144A, 4.125%, 12/1/30	34,000	29,241
144A, 4.625%, 12/1/30	73,000	57,471
144A, 3.375%, 2/15/31	31,000	25,195
144A, 4.50%, 11/15/31	47,000	40,331
144A, 5.00%, 11/15/31	16,000	12,645
Diamond Sports Group LLC / Diamond Sports Finance Co.
144A, 5.375%, 8/15/26	95,000	31,513
144A, 6.625%, 8/15/27	55,000	10,587
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,
144A, 5.875%, 8/15/27	116,000	109,589
DISH DBS Corp.
5.875%, 11/15/24	60,000	55,283
7.75%, 7/1/26	63,000	53,975
144A, 5.25%, 12/1/26	86,000	72,879
7.375%, 7/1/28 (a)	32,000	24,935
144A, 5.75%, 12/1/28	77,000	63,130
5.125%, 6/1/29	47,000	33,252
Gray Escrow II, Inc.,
144A, 5.375%, 11/15/31	41,000	37,268
Gray Television, Inc.,
144A, 4.75%, 10/15/30	25,000	22,283
iHeartCommunications, Inc.
8.375%, 5/1/27	46,000	43,044
144A, 4.75%, 1/15/28	16,000	14,449
LCPR Senior Secured Financing DAC
144A, 6.75%, 10/15/27	36,000	36,333
144A, 5.125%, 7/15/29	26,000	23,699
McGraw-Hill Education, Inc.
144A, 5.75%, 8/1/28	28,000	25,472
144A, 8.00%, 8/1/29	23,000	19,942
Nexstar Media, Inc.,
144A, 4.75%, 11/1/28	31,000	29,259
Radiate Holdco LLC / Radiate Finance, Inc.
144A, 4.50%, 9/15/26	28,000	26,005
144A, 6.50%, 9/15/28	31,000	25,817
Scripps Escrow II, Inc.,
144A, 5.375%, 1/15/31 (a)	16,000	14,048
Sinclair Television Group, Inc.
144A, 5.125%, 2/15/27	12,000	10,558
144A, 5.50%, 3/1/30	16,000	13,160
144A, 4.125%, 12/1/30	23,000	19,610
Univision Communications, Inc.,
144A, 4.50%, 5/1/29	33,000	30,154
UPC Broadband Finco BV,
144A, 4.875%, 7/15/31	39,000	35,819
UPC Holding BV,
144A, 5.50%, 1/15/28	14,000	13,257
Virgin Media Finance PLC,
144A, 5.00%, 7/15/30	29,000	25,943
Virgin Media Secured Finance PLC
144A, 5.50%, 5/15/29	44,000	43,324
144A, 4.50%, 8/15/30	29,000	26,275
VZ Secured Financing BV,
144A, 5.00%, 1/15/32	48,000	43,485
Ziggo Bond Co. BV,
144A, 5.125%, 2/28/30	16,000	14,284
Ziggo BV,
144A, 4.875%, 1/15/30	30,000	27,825

(Cost $2,169,671)		1,843,129

Telecommunications - 8.8%
Altice France Holding SA
144A, 10.50%, 5/15/27	45,000	44,518
144A, 6.00%, 2/15/28	35,000	29,199
Altice France SA
144A, 8.125%, 2/1/27	55,000	55,262
144A, 5.50%, 1/15/28	34,000	30,320
144A, 5.125%, 1/15/29	15,000	12,825
144A, 5.125%, 7/15/29	78,000	68,234
144A, 5.50%, 10/15/29	62,000	53,900
Avaya, Inc.,
144A, 6.125%, 9/15/28	31,000	21,669
C&W Senior Financing DAC,
144A, 6.875%, 9/15/27	38,000	35,699
CommScope Technologies LLC
144A, 6.00%, 6/15/25	41,000	38,257
144A, 5.00%, 3/15/27	23,000	19,262
CommScope, Inc.
144A, 6.00%, 3/1/26	47,000	46,025
144A, 8.25%, 3/1/27	31,000	27,164
144A, 7.125%, 7/1/28	22,000	18,643
144A, 4.75%, 9/1/29	39,000	34,369
Connect Finco SARL / Connect US Finco LLC,
144A, 6.75%, 10/1/26	65,000	62,380
Consolidated Communications, Inc.
144A, 5.00%, 10/1/28	12,000	10,526
144A, 6.50%, 10/1/28	24,000	20,871
DKT Finance ApS,
144A, 9.375%, 6/17/23	13,000	12,837
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	35,000	34,511
144A, 5.00%, 5/1/28	51,000	47,532
144A, 6.75%, 5/1/29	29,000	25,609
5.875%, 11/1/29	26,000	22,000
144A, 6.00%, 1/15/30	30,000	25,551
144A, 8.75%, 5/15/30	33,000	34,758
Iliad Holding SASU
144A, 6.50%, 10/15/26	37,000	35,827
144A, 7.00%, 10/15/28	28,000	27,036
Intelsat Jackson Holdings SA,
144A, 6.50%, 3/15/30	94,000	88,125
Level 3 Financing, Inc.
144A, 4.625%, 9/15/27	21,000	19,373
144A, 4.25%, 7/1/28	38,000	33,514
144A, 3.625%, 1/15/29	26,000	21,988
144A, 3.75%, 7/15/29	28,000	23,931
Lumen Technologies, Inc.
144A, 5.125%, 12/15/26	40,000	37,072
144A, 4.50%, 1/15/29	30,000	24,703
144A, 5.375%, 6/15/29	32,000	27,463

Telesat Canada / Telesat LLC
144A, 5.625%, 12/6/26	16,000	11,365
144A, 4.875%, 6/1/27	13,000	8,800
144A, 6.50%, 10/15/27	17,000	8,065
VEON Holdings BV
144A, 4.95%, 6/16/24	17,000	13,855
144A, 4.00%, 4/9/25	31,000	23,560
144A, 3.375%, 11/25/27	39,000	24,375
Viasat, Inc.
144A, 5.625%, 9/15/25	22,000	21,010
144A, 5.625%, 4/15/27	19,000	18,337
144A, 6.50%, 7/15/28	12,000	10,129
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	42,000	37,027
144A, 4.75%, 7/15/31	44,000	40,040
Windstream Escrow LLC / Windstream Escrow Finance Corp.,
144A, 7.75%, 8/15/28	44,000	40,480
Zayo Group Holdings, Inc.
144A, 4.00%, 3/1/27	46,000	40,218
144A, 6.125%, 3/1/28	34,000	27,260

(Cost $1,669,964)		1,495,474

Consumer, Cyclical - 19.4%
Airlines - 1.2%
American Airlines Group, Inc.,
144A, 3.75%, 3/1/25 (a)	16,000	14,244
American Airlines, Inc.,
144A, 11.75%, 7/15/25	78,000	88,725
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,
144A, 5.75%, 1/20/26	38,000	37,522
United Airlines, Inc.,
144A, 4.625%, 4/15/29	62,000	58,361

(Cost $204,166)		198,852

Auto Manufacturers - 0.4%
Jaguar Land Rover Automotive PLC
144A, 7.75%, 10/15/25	22,000	21,843
144A, 4.50%, 10/1/27	23,000	18,582
144A, 5.875%, 1/15/28	13,000	10,846
144A, 5.50%, 7/15/29	16,000	12,510

(Cost $73,239)		63,781

Auto Parts & Equipment - 1.5%
Adient Global Holdings Ltd.,
144A, 4.875%, 8/15/26	25,000	23,300
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	15,000	14,278
6.875%, 7/1/28	13,000	12,468
5.00%, 10/1/29 (a)	19,000	16,920
Clarios Global LP / Clarios US Finance Co.,
144A, 8.50%, 5/15/27	61,000	60,954
Dana, Inc.,
4.25%, 9/1/30	12,000	10,485
Goodyear Tire & Rubber Co.
4.875%, 3/15/27 (a)	23,000	22,121
5.00%, 7/15/29 (a)	27,000	24,831
5.25%, 4/30/31 (a)	16,000	14,590
5.25%, 7/15/31 (a)	19,000	17,325
5.625%, 4/30/33	14,000	12,526
Tenneco, Inc.
5.00%, 7/15/26 (a)	10,000	9,394
144A, 7.875%, 1/15/29	19,000	19,067

(Cost $278,891)		258,259

Distribution/Wholesale - 0.0%
Wesco Aircraft Holdings, Inc.,
144A, 13.125%, 11/15/27
(Cost $14,744)	17,000	6,290

Entertainment - 3.1%
AMC Entertainment Holdings, Inc.
144A, 6/15/26	47,000	36,106
144A, 7.50%, 2/15/29	30,000	27,525
Caesars Entertainment, Inc.
144A, 8.125%, 7/1/27	57,000	58,080
144A, 4.625%, 10/15/29	37,000	31,635
CDI Escrow Issuer, Inc.,
144A, 5.75%, 4/1/30	37,000	36,306
Cedar Fair LP,
5.25%, 7/15/29 (a)	16,000	15,383
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.375%, 4/15/27	15,000	14,666
Cinemark USA, Inc.
144A, 5.875%, 3/15/26	12,000	11,406
144A, 5.25%, 7/15/28 (a)	24,000	21,607
Lions Gate Capital Holdings LLC,
144A, 5.50%, 4/15/29	31,000	27,024
Live Nation Entertainment, Inc.,
144A, 4.75%, 10/15/27 (a)	30,000	28,691
Mohegan Gaming & Entertainment,
144A, 8.00%, 2/1/26	37,000	34,271
Penn National Gaming, Inc.
144A, 5.625%, 1/15/27	13,000	12,017
144A, 4.125%, 7/1/29	13,000	10,668
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A, 5.625%, 9/1/29	22,000	17,439
144A, 5.875%, 9/1/31	25,000	19,656
Resorts World Las Vegas LLC / RWLV Capital, Inc.,
144A, 4.625%, 4/16/29	32,000	27,315
Scientific Games International, Inc.
144A, 7.00%, 5/15/28	22,000	21,909
144A, 7.25%, 11/15/29 (a)	16,000	15,927
Six Flags Entertainment Corp.,
144A, 5.50%, 4/15/27	16,000	15,626

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A, 7.75%, 4/15/25	19,000	19,334
144A, 5.125%, 10/1/29	23,000	20,389

(Cost $583,940)		522,980

Food Service - 0.4%
Aramark Services, Inc.,
144A, 5.00%, 2/1/28	36,000	35,110
TKC Holdings, Inc.
144A, 6.875%, 5/15/28	15,000	13,768
144A, 10.50%, 5/15/29	20,000	17,991

(Cost $73,373)		66,869

Home Builders - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
144A, 4.625%, 4/1/30	12,000	10,132
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A, 6.25%, 9/15/27	19,000	17,798
144A, 4.875%, 2/15/30	16,000	13,279
Century Communities, Inc.,
144A, 3.875%, 8/15/29	16,000	13,873
Mattamy Group Corp.
144A, 5.25%, 12/15/27	15,000	13,872
144A, 4.625%, 3/1/30	19,000	15,871
Taylor Morrison Communities, Inc.,
144A, 5.125%, 8/1/30	16,000	15,005

(Cost $113,101)		99,830

Home Furnishings - 0.1%
Tempur Sealy International, Inc.,
144A, 3.875%, 10/15/31
(Cost $25,059)	25,000	20,889

Housewares - 0.1%
Scotts Miracle-Gro Co.
4.00%, 4/1/31	15,000	12,513
4.375%, 2/1/32	12,000	9,960

(Cost $27,047)		22,473

Leisure Time - 3.5%
Carnival Corp.
144A, 10.50%, 2/1/26	12,000	12,939
144A, 7.625%, 3/1/26 (a)	46,000	43,263
144A, 5.75%, 3/1/27	110,000	97,547
144A, 9.875%, 8/1/27	25,000	26,547
144A, 6.00%, 5/1/29	63,000	53,344
144A, 10.50%, 6/1/30	30,000	30,521
Life Time, Inc.
144A, 5.75%, 1/15/26	36,000	34,712
144A, 8.00%, 4/15/26	10,000	9,829
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	16,000	14,391
144A, 5.875%, 3/15/26	43,000	38,559
144A, 5.875%, 2/15/27	31,000	28,933
144A, 7.75%, 2/15/29	20,000	18,012
Royal Caribbean Cruises Ltd.
144A, 4.25%, 7/1/26	21,000	17,973
144A, 5.50%, 8/31/26	31,000	27,258
144A, 5.375%, 7/15/27	31,000	26,379
3.70%, 3/15/28 (a)	47,000	36,746
144A, 5.50%, 4/1/28	18,000	15,223
Viking Cruises Ltd.
144A, 13.00%, 5/15/25	21,000	22,941
144A, 5.875%, 9/15/27	26,000	22,100
144A, 7.00%, 2/15/29	16,000	13,636

(Cost $660,496)		590,853

Lodging - 2.1%
Boyd Gaming Corp.,
144A, 4.75%, 6/15/31	25,000	22,907
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A, 5.00%, 6/1/29	31,000	28,868
144A, 4.875%, 7/1/31	12,000	10,628
Marriott Ownership Resorts, Inc.,
144A, 4.50%, 6/15/29	16,000	14,245
Melco Resorts Finance Ltd.
144A, 4.875%, 6/6/25	31,000	26,914
144A, 5.25%, 4/26/26	16,000	13,153
144A, 5.625%, 7/17/27	19,000	15,142
144A, 5.75%, 7/21/28	27,000	20,857
144A, 5.375%, 12/4/29	36,000	26,288
MGM Resorts International
5.50%, 4/15/27	21,000	20,324
4.75%, 10/15/28	23,000	20,984
Station Casinos LLC
144A, 4.50%, 2/15/28	22,000	19,963
144A, 4.625%, 12/1/31	16,000	13,600
Travel + Leisure Co.,
144A, 4.50%, 12/1/29	20,000	17,693
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 5.50%, 3/1/25	56,000	54,923
144A, 5.25%, 5/15/27	28,000	26,020

(Cost $406,125)		352,509

Retail - 6.4%
1011778 BC ULC / New Red Finance, Inc.
144A, 4.375%, 1/15/28	23,000	21,674
144A, 4.00%, 10/15/30	91,000	79,998
Asbury Automotive Group, Inc.
144A, 4.625%, 11/15/29	25,000	23,070
4.75%, 3/1/30	14,000	12,736
144A, 5.00%, 2/15/32	19,000	17,242
Bath & Body Works, Inc.,
144A, 6.625%, 10/1/30	31,000	31,000

Carvana Co.
144A, 5.625%, 10/1/25	21,000	18,493
144A, 5.50%, 4/15/27	16,000	11,498
144A, 5.875%, 10/1/28 (a)	18,000	12,688
144A, 4.875%, 9/1/29	23,000	15,359
144A, 10.25%, 5/1/30	100,000	89,413
eG Global Finance PLC
144A, 6.75%, 2/7/25	21,000	20,498
144A, 8.50%, 10/30/25	22,000	22,059
Ferrellgas LP / Ferrellgas Finance Corp.
144A, 5.375%, 4/1/26	20,000	18,391
144A, 5.875%, 4/1/29	26,000	22,639
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A, 4.625%, 1/15/29	31,000	28,263
144A, 6.75%, 1/15/30	39,000	33,789
FirstCash, Inc.
144A, 4.625%, 9/1/28	16,000	14,554
144A, 5.625%, 1/1/30	17,000	16,240
Gap, Inc.
144A, 3.625%, 10/1/29	24,000	17,584
144A, 3.875%, 10/1/31	23,000	16,448
Guitar Center, Inc.,
144A, 8.50%, 1/15/26	17,000	15,547
LBM Acquisition LLC,
144A, 6.25%, 1/15/29	26,000	20,181
LCM Investments Holdings II LLC,
144A, 4.875%, 5/1/29	31,000	26,482
Macy’s Retail Holdings LLC
144A, 5.875%, 4/1/29	16,000	15,057
144A, 5.875%, 3/15/30	13,000	11,935
144A, 6.125%, 3/15/32	13,000	11,691
Michaels Cos., Inc.
144A, 5.25%, 5/1/28	27,000	22,255
144A, 7.875%, 5/1/29	40,000	28,732
NMG Holding Co, Inc. / Neiman Marcus Group LLC,
144A, 7.125%, 4/1/26	34,000	33,772
Nordstrom, Inc.
4.375%, 4/1/30 (a)	16,000	14,208
4.25%, 8/1/31	13,000	10,988
Party City Holdings, Inc.,
144A, 8.75%, 2/15/26	23,000	17,475
PetSmart, Inc. / PetSmart Finance Corp.
144A, 4.75%, 2/15/28	37,000	34,105
144A, 7.75%, 2/15/29	36,000	33,345
QVC, Inc.
4.75%, 2/15/27	18,000	15,585
4.375%, 9/1/28	16,000	13,125
Rite Aid Corp.
144A, 7.50%, 7/1/25	19,000	16,051
144A, 8.00%, 11/15/26	27,000	22,121
Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	20,000	17,810
144A, 4.875%, 11/15/31	16,000	13,840
SRS Distribution, Inc.
144A, 4.625%, 7/1/28	20,000	18,447
144A, 6.125%, 7/1/29	12,000	10,312
144A, 6.00%, 12/1/29	29,000	25,034
Staples, Inc.
144A, 7.50%, 4/15/26	63,000	58,426
144A, 10.75%, 4/15/27 (a)	31,000	25,475
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
144A, 5.00%, 6/1/31	20,000	18,478

(Cost $1,254,794)		1,094,113

Consumer, Non-cyclical - 16.7%
Agriculture - 0.3%
Vector Group Ltd.
144A, 10.50%, 11/1/26	17,000	16,964
144A, 5.75%, 2/1/29	28,000	25,250

(Cost $46,719)		42,214

Beverages - 0.1%
Primo Water Holdings, Inc.,
144A, 4.375%, 4/30/29
(Cost $22,981)	23,000	20,049

Biotechnology - 0.1%
Grifols Escrow Issuer SA,
144A, 4.75%, 10/15/28
(Cost $20,809)	22,000	20,148

Commercial Services - 4.2%
ADT Security Corp.,
144A, 4.125%, 8/1/29	31,000	27,632
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	61,000	60,562
144A, 9.75%, 7/15/27	33,000	31,002
144A, 6.00%, 6/1/29	30,000	24,351
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,
144A, 4.625%, 6/1/28	38,000	34,040
APX Group, Inc.
144A, 6.75%, 2/15/27	32,000	32,350
144A, 5.75%, 7/15/29	17,000	14,237
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 4.75%, 4/1/28	18,000	16,369
144A, 5.375%, 3/1/29 (a)	17,000	15,523
CoreCivic, Inc.,
8.25%, 4/15/26 (a)	21,000	21,681
Garda World Security Corp.
144A, 4.625%, 2/15/27	17,000	15,329
144A, 9.50%, 11/1/27	19,000	17,901
144A, 6.00%, 6/1/29	16,000	12,990
Hertz Corp.
144A, 4.625%, 12/1/26	16,000	14,570

144A, 5.00%, 12/1/29	31,000	27,183
MPH Acquisition Holdings LLC
144A, 5.50%, 9/1/28	33,000	31,242
144A, 5.75%, 11/1/28 (a)	41,000	36,570
Nielsen Finance LLC / Nielsen Finance Co.
144A, 5.625%, 10/1/28	31,000	30,804
144A, 5.875%, 10/1/30	23,000	22,741
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.75%, 4/15/26	42,000	41,590
144A, 3.375%, 8/31/27	31,000	27,792
144A, 6.25%, 1/15/28	41,000	37,824
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	24,000	24,815
144A, 7.375%, 9/1/25	27,000	26,710
Sotheby’s,
144A, 7.375%, 10/15/27	24,000	23,482
Verscend Escrow Corp.,
144A, 9.75%, 8/15/26	34,000	35,046

(Cost $768,999)		704,336

Cosmetics/Personal Care - 0.3%
Coty, Inc.
144A, 5.00%, 4/15/26	28,000	26,831
144A, 6.50%, 4/15/26 (a)	17,000	16,267
Edgewell Personal Care Co.,
144A, 4.125%, 4/1/29	16,000	14,570

(Cost $61,420)		57,668

Food - 1.7%
B&G Foods, Inc.
5.25%, 4/1/25	28,000	26,506
5.25%, 9/15/27 (a)	17,000	15,248
Performance Food Group, Inc.,
144A, 4.25%, 8/1/29	31,000	27,604
Post Holdings, Inc.
144A, 5.625%, 1/15/28	29,000	28,764
144A, 5.50%, 12/15/29	40,000	38,139
144A, 4.625%, 4/15/30	51,000	45,948
144A, 4.50%, 9/15/31	56,000	49,210
Sigma Holdco BV,
144A, 7.875%, 5/15/26 (a)	15,000	10,299
US Foods, Inc.
144A, 4.75%, 2/15/29	28,000	26,317
144A, 4.625%, 6/1/30	16,000	14,723

(Cost $312,046)		282,758

Healthcare-Products - 0.4%
Mozart Debt Merger Sub, Inc.,
144A, 5.25%, 10/1/29
(Cost $79,181)	78,000	69,080

Healthcare-Services - 4.1%
CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	66,000	66,147
144A, 5.625%, 3/15/27	59,000	55,122
144A, 8.00%, 12/15/27	16,000	16,023
144A, 6.875%, 4/1/28	24,000	16,491
144A, 6.00%, 1/15/29	28,000	25,599
144A, 6.875%, 4/15/29	55,000	43,280
144A, 6.125%, 4/1/30	45,000	31,680
144A, 5.25%, 5/15/30	48,000	41,194
144A, 4.75%, 2/15/31	34,000	27,464
DaVita, Inc.
144A, 4.625%, 6/1/30	86,000	74,893
144A, 3.75%, 2/15/31	47,000	38,439
Encompass Health Corp.
4.75%, 2/1/30	25,000	22,904
4.625%, 4/1/31	12,000	10,658
Envision Healthcare Corp.,
144A, 8.75%, 10/15/26	32,000	9,656
Legacy LifePoint Health LLC,
144A, 4.375%, 2/15/27	19,000	17,754
LifePoint Health, Inc.,
144A, 5.375%, 1/15/29	16,000	13,470
ModivCare, Inc.,
144A, 5.875%, 11/15/25	16,000	15,846
Radiology Partners, Inc.,
144A, 9.25%, 2/1/28	22,000	18,067
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.,
144A, 9.75%, 12/1/26	45,000	45,861
Select Medical Corp.,
144A, 6.25%, 8/15/26	38,000	37,954
Tenet Healthcare Corp.,
144A, 6.125%, 10/1/28	78,000	75,819

(Cost $812,075)		704,321

Household Products/Wares - 0.3%
Central Garden & Pet Co.,
144A, 4.125%, 4/30/31	12,000	10,659
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
144A, 5.00%, 12/31/26	10,000	9,069
144A, 7.00%, 12/31/27	19,000	15,284
Spectrum Brands, Inc.,
144A, 3.875%, 3/15/31	16,000	13,721

(Cost $57,331)		48,733

Pharmaceuticals - 5.2%
AdaptHealth LLC
144A, 4.625%, 8/1/29	16,000	13,730
144A, 5.125%, 3/1/30	19,000	16,422
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	47,000	39,471
144A, 8.50%, 1/31/27 (a)	50,000	39,808
Bausch Health Cos., Inc.
144A, 5.50%, 11/1/25	55,000	52,015
144A, 9.00%, 12/15/25	50,000	42,337
144A, 6.125%, 2/1/27 (a)	31,000	28,334
144A, 5.75%, 8/15/27	16,000	14,165
144A, 7.00%, 1/15/28	11,000	7,533
144A, 5.00%, 1/30/28	48,000	30,687

144A, 4.875%, 6/1/28	50,000	42,911
144A, 5.00%, 2/15/29	5,000	3,011
144A, 6.25%, 2/15/29	47,000	29,581
144A, 7.25%, 5/30/29	25,000	16,588
144A, 5.25%, 1/30/30	64,000	37,556
144A, 5.25%, 2/15/31	31,000	18,230
Cheplapharm Arzneimittel GmbH,
144A, 5.50%, 1/15/28	16,000	14,485
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
144A, 9.50%, 7/31/27	30,000	7,350
144A, 6.00%, 6/30/28	39,000	2,730
Endo Luxembourg Finance Co I Sarl / Endo US, Inc.,
144A, 6.125%, 4/1/29	40,000	30,482
HLF Financing Sarl LLC / Herbalife International, Inc.,
144A, 4.875%, 6/1/29	19,000	13,697
Organon & Co. / Organon Foreign Debt Co.-Issuer BV,
144A, 5.125%, 4/30/31	62,000	59,508
Owens & Minor, Inc.
144A, 4.50%, 3/31/29 (a)	16,000	14,495
144A, 6.625%, 4/1/30	19,000	18,822
Par Pharmaceutical, Inc., 144A,
7.50%, 4/1/27	63,000	49,408
Prestige Brands, Inc.,
144A, 3.75%, 4/1/31	19,000	16,101
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 1/31/25	31,000	31,879
3.15%, 10/1/26	109,000	96,855
4.75%, 5/9/27	31,000	28,946
6.75%, 3/1/28	39,000	39,778
5.125%, 5/9/29 (a)	31,000	28,467

(Cost $1,135,625)		885,382

Energy - 11.6%
Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC
144A, 5.00%, 1/31/28	22,000	20,845
144A, 4.75%, 1/15/30	22,000	20,901

(Cost $46,209)		41,746

Oil & Gas - 6.3%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A, 7.00%, 11/1/26	19,000	19,074
144A, 5.875%, 6/30/29	12,000	11,512
Callon Petroleum Co.
6.125%, 10/1/24	14,000	13,969
144A, 8.00%, 8/1/28 (a)	20,000	20,641
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
144A, 11.00%, 4/15/25	17,000	17,175
Chesapeake Energy Corp.,
144A, 6.75%, 4/15/29	30,000	31,656
Citgo Holding, Inc.,
144A, 9.25%, 8/1/24	43,000	42,831
CITGO Petroleum Corp.
144A, 7.00%, 6/15/25	35,000	35,166
144A, 6.375%, 6/15/26	20,000	19,741
CNX Resources Corp.,
144A, 6.00%, 1/15/29	16,000	15,928
Colgate Energy Partners III LLC,
144A, 5.875%, 7/1/29	22,000	21,230
Comstock Resources, Inc.
144A, 6.75%, 3/1/29	39,000	39,012
144A, 5.875%, 1/15/30	30,000	28,681
CVR Energy, Inc.
144A, 5.25%, 2/15/25 (a)	21,000	20,628
144A, 5.75%, 2/15/28	8,000	7,615
Hilcorp Energy I LP / Hilcorp Finance Co.
144A, 6.25%, 11/1/28	24,000	24,234
144A, 5.75%, 2/1/29	19,000	18,650
144A, 6.00%, 4/15/30	16,000	15,589
144A, 6.00%, 2/1/31	15,000	14,674
144A, 6.25%, 4/15/32	16,000	15,627
Laredo Petroleum, Inc.
9.50%, 1/15/25	18,000	18,691
144A, 7.75%, 7/31/29	13,000	12,829
Leviathan Bond Ltd.
144A, REGS, 6.50%, 6/30/27	19,000	18,975
144A, REGS, 6.75%, 6/30/30	17,000	16,888
Matador Resources Co.,
5.875%, 9/15/26	33,000	33,370
MEG Energy Corp.
144A, 7.125%, 2/1/27	35,000	36,674
144A, 5.875%, 2/1/29	19,000	18,899
Moss Creek Resources Holdings, Inc.,
144A, 7.50%, 1/15/26	37,000	33,471
Murphy Oil Corp.
5.875%, 12/1/27	17,000	17,246
6.375%, 7/15/28	17,000	17,476
Nabors Industries Ltd.,
144A, 7.25%, 1/15/26	17,000	16,352
Nabors Industries, Inc.
5.75%, 2/1/25	20,000	19,331
144A, 7.375%, 5/15/27	22,000	22,230
Parkland Corp.
144A, 5.875%, 7/15/27	16,000	15,705
144A, 4.50%, 10/1/29	25,000	22,470
144A, 4.625%, 5/1/30	25,000	22,590
PBF Holding Co. LLC / PBF Finance Corp.
144A, 9.25%, 5/15/25 (a)	39,000	40,707
7.25%, 6/15/25 (a)	8,000	7,767
6.00%, 2/15/28	34,000	30,106
Puma International Financing SA,
144A, 5.125%, 10/6/24	50,000	47,661
Range Resources Corp.,
8.25%, 1/15/29	19,000	20,614
SM Energy Co.
6.75%, 9/15/26 (a)	12,000	12,161

6.625%, 1/15/27 (a)	15,000	15,104
6.50%, 7/15/28	11,000	10,945
Sunoco LP / Sunoco Finance Corp.
4.50%, 5/15/29	25,000	23,226
144A, 4.50%, 4/30/30	25,000	22,821
Transocean, Inc.
144A, 7.25%, 11/1/25	13,000	10,920
144A, 7.50%, 1/15/26	18,000	14,850
144A, 11.50%, 1/30/27	21,000	20,992
144A, 8.00%, 2/1/27	19,000	14,826

(Cost $1,079,429)		1,069,530

Oil & Gas Services - 1.0%
Archrock Partners LP / Archrock Partners Finance Corp.
144A, 6.875%, 4/1/27	16,000	15,895
144A, 6.25%, 4/1/28	25,000	24,419
CGG SA,
144A, 8.75%, 4/1/27 (a)	16,000	15,342
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	23,000	22,474
6.875%, 9/1/27	23,000	22,027
Weatherford International Ltd.
144A, 6.50%, 9/15/28	16,000	15,769
144A, 8.625%, 4/30/30	50,000	47,216

(Cost $174,189)		163,142

Pipelines - 4.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A, 5.75%, 3/1/27	21,000	21,105
144A, 5.75%, 1/15/28	20,000	20,049
144A, 5.375%, 6/15/29	23,000	23,154
Buckeye Partners LP,
144A, 4.50%, 3/1/28	16,000	14,931
CQP Holdco LP / BIP-V Chinook Holdco LLC,
144A, 5.50%, 6/15/31	44,000	41,731
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
144A, 5.625%, 5/1/27	21,000	20,301
144A, 6.00%, 2/1/29	22,000	20,802
144A, 8.00%, 4/1/29	12,000	12,322
EnLink Midstream LLC,
5.375%, 6/1/29	15,000	14,559
EQM Midstream Partners LP
144A, 6.50%, 7/1/27	28,000	28,035
5.50%, 7/15/28	27,000	25,608
144A, 4.50%, 1/15/29	25,000	22,214
144A, 4.75%, 1/15/31	34,000	29,561
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	17,000	16,463
8.00%, 1/15/27	31,000	30,631
7.75%, 2/1/28 (a)	23,000	22,202
ITT Holdings LLC,
144A, 6.50%, 8/1/29	37,000	31,768
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	39,000	38,462
144A, 6.50%, 9/30/26	47,000	45,757
NGL Energy Operating LLC / NGL Energy Finance Corp.,
144A, 7.50%, 2/1/26	64,000	60,109
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23 (a)	16,000	14,775
NuStar Logistics LP
5.625%, 4/28/27	15,000	15,078
6.375%, 10/1/30	20,000	19,607
Rockies Express Pipeline LLC,
144A, 4.95%, 7/15/29	17,000	16,132
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	15,000	15,478
144A, 6.00%, 3/1/27	15,000	14,658
144A, 5.50%, 1/15/28	23,000	21,397
144A, 6.00%, 12/31/30	24,000	21,670
144A, 6.00%, 9/1/31	16,000	14,138

(Cost $740,821)		692,697

Financial - 10.2%
Banks - 0.4%
Freedom Mortgage Corp.
144A, 8.25%, 4/15/25	22,000	20,477
144A, 7.625%, 5/1/26	20,000	17,765
144A, 6.625%, 1/15/27	17,000	14,625
Intesa Sanpaolo SpA,
144A, 4.198%, 6/1/32	24,000	19,698

(Cost $83,762)		72,565

Diversified Financial Services - 3.6%
Coinbase Global, Inc.
144A, 3.375%, 10/1/28	32,000	23,616
144A, 3.625%, 10/1/31	31,000	21,067
Curo Group Holdings Corp.,
144A, 7.50%, 8/1/28	31,000	22,529
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
144A, 5.00%, 8/15/28	31,000	28,011
LD Holdings Group LLC
144A, 6.50%, 11/1/25	11,000	9,205
144A, 6.125%, 4/1/28	23,000	18,489
Midcap Financial Issuer Trust
144A, 6.50%, 5/1/28	31,000	26,472
144A, 5.625%, 1/15/30	13,000	10,164
Nationstar Mortgage Holdings, Inc.
144A, 6.00%, 1/15/27	15,000	14,577
144A, 5.50%, 8/15/28	30,000	28,259
144A, 5.125%, 12/15/30	20,000	17,905
144A, 5.75%, 11/15/31	19,000	17,469
Navient Corp.
6.75%, 6/15/26	16,000	15,756

5.00%, 3/15/27	22,000	20,288
4.875%, 3/15/28	16,000	14,084
5.50%, 3/15/29	23,000	20,128
NFP Corp.
144A, 4.875%, 8/15/28	17,000	15,813
144A, 6.875%, 8/15/28	65,000	56,599
OneMain Finance Corp.
6.625%, 1/15/28	27,000	27,081
3.875%, 9/15/28 (a)	21,000	18,239
5.375%, 11/15/29	17,000	16,002
4.00%, 9/15/30 (a)	30,000	25,537
PennyMac Financial Services, Inc.
144A, 5.375%, 10/15/25	20,000	19,466
144A, 4.25%, 2/15/29	20,000	16,546
144A, 5.75%, 9/15/31	16,000	13,909
United Wholesale Mortgage LLC
144A, 5.50%, 11/15/25	25,000	23,668
144A, 5.75%, 6/15/27	16,000	14,485
144A, 5.50%, 4/15/29 (a)	22,000	19,367
VistaJet Malta Finance PLC / XO Management Holding, Inc.
144A, 7.875%, 5/1/27	16,000	15,080
144A, 6.375%, 2/1/30	31,000	26,403

(Cost $709,800)		616,214

Insurance - 1.3%
Acrisure LLC / Acrisure Finance, Inc.
144A, 7.00%, 11/15/25	32,000	31,096
144A, 10.125%, 8/1/26	5,000	5,107
144A, 4.25%, 2/15/29	22,000	19,507
144A, 6.00%, 8/1/29	18,000	15,750
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer,
144A, 5.875%, 11/1/29	14,000	12,288
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
144A, 6.75%, 10/15/27	42,000	40,612
AssuredPartners, Inc.
144A, 7.00%, 8/15/25	16,000	15,810
144A, 5.625%, 1/15/29	17,000	14,919
HUB International Ltd.
144A, 7.00%, 5/1/26	52,000	51,973
144A, 5.625%, 12/1/29	17,000	15,884

(Cost $237,438)		222,946

Real Estate - 0.7%
Kennedy-Wilson, Inc.
4.75%, 2/1/30	18,000	16,085
5.00%, 3/1/31	18,000	16,010
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 5.75%, 1/15/29	28,000	24,951
144A, 5.25%, 4/15/30	31,000	27,018
WeWork Cos. LLC / WW Co.-Obligor, Inc.,
144A, 5.00%, 7/10/25	17,000	12,867
WeWork Cos., Inc.,
144A, 7.875%, 5/1/25	21,000	17,579

(Cost $130,640)		114,510

Real Estate Investment Trusts - 3.4%
Apollo Commercial Real Estate Finance, Inc.,
144A, 4.625%, 6/15/29	16,000	13,567
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A, 5.75%, 5/15/26 (a)	30,000	29,347
144A, 4.50%, 4/1/27	23,000	21,381
Diversified Healthcare Trust
9.75%, 6/15/25	31,000	32,586
4.75%, 2/15/28	16,000	13,414
4.375%, 3/1/31	16,000	12,584
Iron Mountain, Inc.
144A, 4.875%, 9/15/29	35,000	32,721
144A, 5.25%, 7/15/30	41,000	39,372
144A, 4.50%, 2/15/31	34,000	30,547
144A, 5.625%, 7/15/32	16,000	15,317
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
144A, 4.75%, 6/15/29	19,000	17,139
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 5.875%, 10/1/28	17,000	16,823
144A, 4.875%, 5/15/29	29,000	27,589
RHP Hotel Properties LP / RHP Finance Corp.,
144A, 4.50%, 2/15/29	19,000	17,808
Service Properties Trust
4.50%, 6/15/23	19,000	18,467
7.50%, 9/15/25	55,000	54,535
5.50%, 12/15/27	16,000	14,248
3.95%, 1/15/28	14,000	10,841
4.95%, 10/1/29	26,000	20,171
4.375%, 2/15/30	10,000	7,441
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
144A, 7.875%, 2/15/25	70,000	71,950
144A, 6.00%, 1/15/30	22,000	17,601
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 4.75%, 4/15/28	18,000	16,115
144A, 6.50%, 2/15/29	34,000	28,789

(Cost $632,941)		580,353

Venture Capital - 0.8%
Compass Group Diversified Holdings LLC,
144A, 5.25%, 4/15/29	31,000	28,023

Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	21,000	21,162
5.25%, 5/15/27	51,000	49,375
4.375%, 2/1/29	29,000	26,374

(Cost $134,751)		124,934

Industrial - 8.8%
Aerospace/Defense - 2.7%
Bombardier, Inc.
144A, 7.50%, 12/1/24	24,000	23,322
144A, 7.50%, 3/15/25	41,000	40,315
144A, 7.125%, 6/15/26	37,000	33,803
144A, 7.875%, 4/15/27	63,000	57,795
144A, 6.00%, 2/15/28	24,000	20,040
Spirit AeroSystems, Inc.
144A, 7.50%, 4/15/25	37,000	37,157
4.60%, 6/15/28 (a)	22,000	18,248
TransDigm, Inc.
6.375%, 6/15/26	26,000	25,930
7.50%, 3/15/27	19,000	19,370
5.50%, 11/15/27	88,000	84,365
4.625%, 1/15/29	15,000	13,488
4.875%, 5/1/29	35,000	31,485
Triumph Group, Inc.
144A, 8.875%, 6/1/24	18,000	18,670
144A, 6.25%, 9/15/24	16,000	15,330
7.75%, 8/15/25	16,000	13,817

(Cost $486,416)		453,135

Building Materials - 1.2%
Griffon Corp.,5.75%, 3/1/28	31,000	29,969
JELD-WEN, Inc.,
144A, 4.875%, 12/15/27	12,000	10,959
SRM Escrow Issuer LLC,
144A, 6.00%, 11/1/28	34,000	31,802
Standard Industries, Inc.
144A, 4.75%, 1/15/28	31,000	29,412
144A, 4.375%, 7/15/30	50,000	44,830
144A, 3.375%, 1/15/31	34,000	28,726
Summit Materials LLC / Summit Materials Finance Corp.,
144A, 5.25%, 1/15/29	22,000	20,793

(Cost $219,587)		196,491

Electrical Components & Equipment - 0.2%
Energizer Holdings, Inc.
144A, 4.75%, 6/15/28	19,000	16,806
144A, 4.375%, 3/31/29	25,000	21,188

(Cost $44,645)		37,994

Electronics - 0.5%
II-VI, Inc.,
144A, 5.00%, 12/15/29	31,000	29,280
Imola Merger Corp.,
144A,4.75%, 5/15/29	62,000	58,468

(Cost $95,250)		87,748

Engineering & Construction - 0.2%
Brand Industrial Services, Inc.,
144A, 8.50%, 7/15/25	32,000	26,296
Promontoria Holding 264 BV,
144A, 7.875%, 3/1/27	13,000	12,182

(Cost $45,457)		38,478

Environmental Control - 0.8%
Covanta Holding Corp.
144A, 4.875%, 12/1/29	24,000	20,923
5.00%, 9/1/30	12,000	10,436
GFL Environmental, Inc.
144A, 4.00%, 8/1/28 (a)	26,000	23,424
144A, 4.75%, 6/15/29	24,000	21,923
144A, 4.375%, 8/15/29	15,000	13,425
Madison IAQ LLC
144A, 4.125%, 6/30/28	22,000	20,242
144A, 5.875%, 6/30/29	32,000	25,094

(Cost $156,183)		135,467

Machinery-Diversified - 0.4%
TK Elevator Holdco GmbH,
144A, 7.625%, 7/15/28	13,000	12,215
TK Elevator US Newco, Inc.,
144A, 5.25%, 7/15/27	49,000	48,035

(Cost $65,092)		60,250

Miscellaneous Manufacturing - 0.2%
FXI Holdings, Inc.
144A, 7.875%, 11/1/24 (a)	16,000	14,830
144A, 12.25%, 11/15/26	24,000	23,580

(Cost $42,493)		38,410

Packaging & Containers - 2.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC,
144A, 4.00%, 9/1/29	33,000	28,509
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 8/15/27 (a)	31,000	26,018
144A, 5.25%, 8/15/27	25,000	20,982
Clydesdale Acquisition Holdings, Inc.
144A, 6.625%, 4/15/29	16,000	15,829
144A, 8.75%, 4/15/30	35,000	31,220
LABL, Inc.
144A, 6.75%, 7/15/26	25,000	24,178
144A, 10.50%, 7/15/27	24,000	22,851
144A, 5.875%, 11/1/28	16,000	14,765
144A, 8.25%, 11/1/29	11,000	9,151
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	46,000	45,588

144A, 7.25%, 4/15/25	42,000	40,666
OI European Group BV,
144A, 4.75%, 2/15/30	12,000	10,568
Owens-Brockway Glass Container, Inc.,
144A, 6.625%, 5/13/27	19,000	18,771
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,
144A, 4.00%, 10/15/27	31,000	28,115
Trivium Packaging Finance BV,
144A, 8.50%, 8/15/27 (a)	22,000	21,678

(Cost $390,578)		358,889

Transportation - 0.1%
Seaspan Corp.,
144A, 5.50%, 8/1/29
(Cost $23,095)	23,000	20,614

Trucking & Leasing - 0.4%
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	27,000	26,440
144A, 9.75%, 8/1/27	12,000	12,214
144A, 5.50%, 5/1/28	31,000	26,704

(Cost $71,255)		65,358

Technology - 4.0%
Computers - 1.6%
Condor Merger Sub, Inc.,
144A, 7.375%, 2/15/30	63,000	55,016
Diebold Nixdorf, Inc.
8.50%, 4/15/24	12,000	6,503
144A, 9.375%, 7/15/25 (a)	23,000	17,219
Exela Intermediate LLC / Exela Finance, Inc.,
144A, 11.50%, 7/15/26	34,000	11,900
NCR Corp.
144A, 5.75%, 9/1/27	16,000	15,527
144A, 5.00%, 10/1/28	20,000	18,901
144A, 5.125%, 4/15/29	37,000	35,184
144A, 6.125%, 9/1/29	16,000	15,239
144A, 5.25%, 10/1/30	14,000	12,947
Presidio Holdings, Inc.
144A, 4.875%, 2/1/27	16,000	15,663
144A, 8.25%, 2/1/28	18,000	17,696
Seagate HDD Cayman,4.125%, 1/15/31	16,000	14,793
Vericast Corp.,
144A, 11.00%, 9/15/26	38,894	38,845

(Cost $320,104)		275,433

Office/Business Equipment - 0.2%
Pitney Bowes, Inc.,
144A, 6.875%, 3/15/27	12,000	10,635
Xerox Holdings Corp.,
144A, 5.50%, 8/15/28 (a)	22,000	20,188

(Cost $35,092)		30,823

Semiconductors - 0.1%
ams-OSRAM AG,
144A, 7.00%, 7/31/25
(Cost $14,567)	14,000	13,982

Software - 2.1%
Boxer Parent Co., Inc.,
144A, 7.125%, 10/2/25	19,000	18,556
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.,
144A, 5.75%, 3/1/25	38,000	37,834
Clarivate Science Holdings Corp.
144A, 3.875%, 7/1/28	29,000	26,345
144A, 4.875%, 7/1/29	29,000	25,905
MicroStrategy, Inc.,
144A, 6.125%, 6/15/28 (a)	16,000	13,629
Minerva Merger Sub, Inc.,
144A, 6.50%, 2/15/30	74,000	68,581
Open Text Holdings, Inc.
144A, 4.125%, 2/15/30	28,000	26,068
144A, 4.125%, 12/1/31	20,000	18,057
Rackspace Technology Global, Inc.
144A, 3.50%, 2/15/28	17,000	14,555
144A, 5.375%, 12/1/28 (a)	18,000	14,265
ROBLOX Corp.,
144A, 3.875%, 5/1/30	31,000	27,558
Twilio, Inc.,3.875%, 3/15/31	16,000	14,447
Veritas US, Inc. / Veritas Bermuda Ltd.,
144A, 7.50%, 9/1/25	55,000	48,265
Ziff Davis, Inc.,
144A, 4.625%, 10/15/30	18,000	15,851

(Cost $407,405)		369,916

Utilities - 2.0%
Electric - 1.8%
Calpine Corp.
144A, 4.50%, 2/15/28	39,000	37,331
144A, 5.125%, 3/15/28	44,000	41,147
144A, 4.625%, 2/1/29	20,000	17,743
144A, 5.00%, 2/1/31	27,000	24,081
144A, 3.75%, 3/1/31	28,000	24,517
NRG Energy, Inc.
144A, 3.625%, 2/15/31	33,000	29,010
144A, 3.875%, 2/15/32	34,000	29,920
PG&E Corp.
5.00%, 7/1/28 (a)	30,000	28,387
5.25%, 7/1/30	32,000	29,580
Vistra Operations Co. LLC,
144A, 4.375%, 5/1/29	39,000	36,510

(Cost $329,309)		298,226

Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	21,000	21,408

5.75%, 5/20/27	16,000	15,755

(Cost $36,977)		37,163

TOTAL CORPORATE BONDS
(Cost $18,656,146)		16,616,301

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 4.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
(Cost $774,236)	774,236	774,236

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
(Cost $85,089)	85,089	85,089

TOTAL INVESTMENTS - 102.9%
(Cost $19,515,471)		$17,475,626
Other assets and liabilities, net - (2.9%)		(485,473)

NET ASSETS - 100.0%		$16,990,153

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
SECURITIES LENDING COLLATERAL — 4.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
1,444,823	—	(670,587)(d)	—	—	919	—	774,236	774,236
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
171,850	1,390,775	(1,477,536)	—	—	100	—	85,089	85,089

1,616,673	1,390,775	(2,148,123)	—	—	1,019	—	859,325	859,325

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $1,165,227, which is 6.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $435,070.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$16,616,301	$—	$16,616,301
Short-Term Investments (a)	859,325	—	—	859,325

TOTAL	$859,325	$16,616,301	$—	$17,475,626

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYUP-PH3

R-089711-1 (5/24) DBX005195 (5/24)